INCOME TAXES - Schedule of federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrant liability	(11.20%)	(22.50%)
Business combination expenses	(6.30%)	0.00%
Valuation allowance	(3.50%)	0.00%
Income tax provision	0.00%	(1.50%)